Financial risk management and financial instruments - Summary of Financial Instruments (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Listed long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	R 49,421	R 13,345
Listed long-term debt | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	46,060	13,704
Unlisted long-term debt
Financial risk management and financial instruments
Financial liabilities - fair value	91,777	95,984
Unlisted long-term debt | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	91,279	95,750
Short-term debt and bank overdraft
Financial risk management and financial instruments
Financial liabilities - fair value	1,297	2,035
Short-term debt and bank overdraft | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	1,297	2,035
Derivative liabilities and guarantees (Long- and short-term financial liabilities)
Financial risk management and financial instruments
Financial liabilities - fair value	2,205	2,059
Derivative liabilities and guarantees (Long- and short-term financial liabilities) | Liabilities, At fair value through profit and loss
Financial risk management and financial instruments
Financial liabilities - carrying value	2,205	2,059
Trade and other payables
Financial risk management and financial instruments
Financial liabilities - fair value	28,501	26,518
Trade and other payables | Liabilities, Amortised cost
Financial risk management and financial instruments
Financial liabilities - carrying value	28,501	26,518
Investments in listed securities
Financial risk management and financial instruments
Financial assets - fair value	830	682
Investments in listed securities | Assets, Designated at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	830
Investments in listed securities | Assets, Available-for-sale
Financial risk management and financial instruments
Financial assets - carrying value		682
Investments in unlisted securities
Financial risk management and financial instruments
Financial assets - fair value	393	244
Investments in unlisted securities | Assets, Designated at fair value through other comprehensive income
Financial risk management and financial instruments
Financial assets - carrying value	393
Investments in unlisted securities | Assets, Available-for-sale
Financial risk management and financial instruments
Financial assets - carrying value		244
Other long-term investments
Financial risk management and financial instruments
Financial assets - fair value	25	25
Other long-term investments | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	25
Other long-term investments | Assets, Held-to-maturity
Financial risk management and financial instruments
Financial assets - carrying value		25
Long-term receivables
Financial risk management and financial instruments
Financial assets - fair value	5,582	3,824
Long-term receivables | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	5,582	3,824
Derivative assets (Long and short-term financial assets)
Financial risk management and financial instruments
Financial assets - fair value	645	1,827
Derivative assets (Long and short-term financial assets) | Assets, At fair value through profit and loss
Financial risk management and financial instruments
Financial assets - carrying value	645	1,827
Trade and other receivables
Financial risk management and financial instruments
Financial assets - fair value	25,611	26,648
Trade and other receivables | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	25,611	26,648
Cash and cash equivalents
Financial risk management and financial instruments
Financial assets - fair value	15,877	17,128
Cash and cash equivalents | Assets, Amortised cost
Financial risk management and financial instruments
Financial assets - carrying value	R 15,877	R 17,128